Stockholders' Equity (Deficit) - Common Stock Outstanding (Details) - shares	Nov. 19, 2021	Dec. 31, 2021	Nov. 20, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	86,299,495	86,344,881	86,299,495	58,076,019
Common stock, shares, outstanding, percentage	100.00%
Issuance of common stock (in shares)	15,000,000
Issuance of common stock, percentage	17.40%
Merger recapitalization, net of issuance costs (in shares)	62,482,214
Merger recapitalization, net of issuance costs, percentage	72.30%
Stock issued during period, shares, issued for services (in shares)	241,000
Stock issued during period, shares, issued for services, percentage	0.30%
Sponsor Shares | Leo
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	6,875,000
Common stock, shares, outstanding, percentage	8.00%
Public Shares | Leo
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	1,701,281
Common stock, shares, outstanding, percentage	2.00%